Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Forward contracts-liability position	$ (146)	$ (984)
Interest rate swaps-liability position	(183,362)	(170,691)
Total	(183,508)	(171,675)
Quoted Prices Active Markets for Identical Assets (Level 1) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position	(146)	(984)
Interest rate swaps-liability position	(183,362)	(170,691)
Total	(183,508)	(171,675)
Unobservable Inputs (Level 3) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position	0	0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0